Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 15 — Related Party Transactions

The Company leases property in North Hollywood, California from the Valley Industrial Properties which is owned by the Sunseeker Trust. The Sunseeker Trust is an irrevocable trust with the beneficiary being the mother of the CEO, Dakota Semler. Rent expense incurred in the amount of $141,000 for the years ended December 31, 2021 and 2020, respectively.

The Company has contract manufacturing agreements with Metalsa S.A. de C.V. and Fitzgerald Manufacturing Partners. We utilize Metalsa, a Mexico-based automotive supplier, to provide parts and manufacturing services. Metalsa has an investment in the Company in the form of a convertible note payable which was converted as part of the Series A Financing (see Note 9 above). Similarly, we utilize Fitzgerald Manufacturing Partners to provide parts and manufacturing services; the owner is a stockholder of the Company.

The Company had a partial recourse promissory note in the amount of $364,000 due from the COO, Giordano Sordoni. The note was utilized to exercise options provided to him by the Company. Interest is compounded annually at a rate of 2.38%. The note was issued in the amount of $364,000 on June 24, 2019. The full balance and interest of $15,000 as of December 31, 2020 was forgiven by the Company during the first quarter of 2021.

The Company purchased two used vehicles, for $15,000 and $6,500,from an entity owned by the CEO during the years ended December 31, 2021, and 2020, respectively. The Company utilizes these vehicles to assist in servicing customer vehicles. The costs of these vehicles are considered not material.

The Company converted 34 notes payable with outstanding carrying value of $18.9 million from related parties into 19,664,000 preferred shares as described above in Note 8 - Equity. These related parties consisted of the CEO, COO, board members, board advisors, and various trusts whose beneficiaries are relatives of the CEO.

The Company utilized employees from an entity owned by the CEO in conducting repairs and maintenance at their new headquarters. Amounts charged for these services were at the employees’ current salary rates including benefits and totaled $57,000 and $35,000 through December 31, 2021 and 2020, respectively.